Related Party Transactions	12 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Related Party Transactions

12 - RELATED PARTY TRANSACTIONS

Except for the 5,000,000 shares of common stock, valued at $15,504, issued on June 24, 2009 (See Note 11), no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2010.

Except for the 5,000,000 shares of common stock, valued at $50,000 issued on June 24, 2010 (See Note 11) and for stock options issued through the year with a fair market value of $7,931 no remuneration has been recorded in these financial statements for the services of the Chief Executive Officer (CEO) for the fiscal year 2011. The CEO is also a director and the controlling shareholder.